Deferred Revenue	6 Months Ended
Mar. 31, 2026
Deferred Revenue [Abstract]
Deferred revenue

7. Deferred revenue

The movement of deferred revenue is as follows:

	March 31, 2026	September 30, 2025
	US$	US$
Opening balance	6,042,639	5,332,194
Additional deferred revenue accrual	1,036,894	5,991,194
Revenue release from deferred revenue	(4,821,660)	(5,280,749)
Ending Balance	2,257,873	6,042,639

For the six months ended March 31, 2026, $4,821,660 (2025: $5,280,749) revenue recognized in the current period was from prior period’s ending deferred revenue balance.